Senior Notes and Notes Payable and Other Borrowings - Schedule of Senior Notes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
4.375% Senior notes due 2019 [Member]
Debt Instrument [Line Items]
Interest rate on senior note	4.375%	4.375%
Maturity date of senior note	Jun. 15, 2019	Jun. 15, 2019
5.875% Senior notes due 2024 [Member]
Debt Instrument [Line Items]
Interest rate on senior note	5.875%	5.875%
Maturity date of senior note	Jun. 15, 2024	Jun. 15, 2024